Goodwill (Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	May 27, 2010
Wing On Travel [Member]
Goodwill [Line Items]
Percentage of equity interest purchased aggregate			90.00%
Goodwill, acquired during period	0	435,294,603
Flight information service company [Member]
Goodwill [Line Items]
Goodwill, acquired during period	30,000,000
Local-based travel agency [Member]
Goodwill [Line Items]
Goodwill, acquired during period	10,000,000